Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 409	$ 137
Net Financial Assets in the Consolidated Statement of Financial Position	409	137
Net Amount, Financial Assets	409	137
Gross Financial Liabilities	37	19
Net Financial Liabilities in the Consolidated Statement of Financial Position	37	19
Net Amount	37	19
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	37	19
Net Financial Liabilities in the Consolidated Statement of Financial Position	37	19
Net Amount	37	19
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	388	99
Net Financial Assets in the Consolidated Statement of Financial Position	388	99
Net Amount, Financial Assets	388	99
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	21	38
Net Financial Assets in the Consolidated Statement of Financial Position	21	38
Net Amount, Financial Assets	$ 21	$ 38